Acquisitions - Schedule of Finite-Lived Intangible Assets Assumed (Details) - Social Finance, Inc. - USD ($) $ in Thousands		12 Months Ended
	May 14, 2020	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Weighted Average Useful Life (Years)		6 years 8 months 12 days	8 years 10 months 24 days
Developed technology
Business Acquisition [Line Items]
Weighted Average Useful Life (Years)		8 years 6 months	9 years
Customer-related
Business Acquisition [Line Items]
Weighted Average Useful Life (Years)		3 years 7 months 6 days
Trade names, trademarks and domain names
Business Acquisition [Line Items]
Weighted Average Useful Life (Years)		8 years 7 months 6 days
Galileo Financial Technologies, Inc.
Business Acquisition [Line Items]
Gross Carrying Amount	$ 388,000
Galileo Financial Technologies, Inc. | Developed technology
Business Acquisition [Line Items]
Gross Carrying Amount	$ 253,000
Weighted Average Useful Life (Years)	8 years 7 months 6 days
Galileo Financial Technologies, Inc. | Customer-related
Business Acquisition [Line Items]
Gross Carrying Amount	$ 125,000
Weighted Average Useful Life (Years)	3 years 7 months 6 days
Galileo Financial Technologies, Inc. | Trade names, trademarks and domain names
Business Acquisition [Line Items]
Gross Carrying Amount	$ 10,000
Weighted Average Useful Life (Years)	8 years 7 months 6 days